Accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
The Consolidated Financial Statements
of IHG have been prepared on a going
concern basis (see below) and under
the historical cost convention, except
for assets and liabilities measured at
fair value under relevant accounting
standards. The Consolidated Financial
Statements have been prepared in
accordance with UK-adopted
international accounting standards and
with applicable law and regulations,
including the Companies Act 2006, and
with IFRS Accounting Standards as issued
by the International Accounting
Standards Board. UK-adopted
international accounting standards differ
in certain respects from IFRS Accounting
Standards as issued by the International
Accounting Standards Board. However,
the differences have no impact on the
Consolidated Financial Statements for
the years presented.

Going concern	Going concern
The period to 30 June 2027 has been
used to complete the going concern
assessment.
In adopting the going concern basis
for preparing the Group financial
statements, the Directors have
considered a ‘Base Case’ scenario,
as prepared by management, which
assumes Global RevPAR in 2026 and
2027 continues to grow in line with
market expectations. The assumptions
applied in the Base Case scenario are
consistent with those used for Group
planning purposes, impairment testing
and for assessing recoverability of
deferred tax assets.
In addition, the Directors have reviewed
a ‘Severe Downside Case’ reflecting a
severe but plausible scenario equivalent
to the market conditions experienced
during the 2008/2009 global financial
crisis, in which RevPAR declines by 17%
in 2026 before recovering by 5% in 2027.
A ‘Combined Scenario’ has also been
considered, modelling the Severe
Downside Case in conjunction with
a significant cash flow impact from a
one-off event, such as a cybersecurity
incident.
Principal risks that could materially
affect RevPAR are captured within the
Severe Downside Case, while other
risks with the potential to cause a
substantial one-off impact on cash flow –
such as a cybersecurity event – are
addressed in the Combined Scenario.
Climate risks are not considered to
have a significant impact over the
period of assessment.
The Group enters the assessment period
with substantial liquidity at 31 December
2025 of $2,599m, comprising $1,099m
of cash and cash equivalents (net of
overdrafts and restricted cash) and
$1,500m of undrawn bank facility.
The Group’s revolving credit facility
was refinanced in December 2025 with
a new $1,500m facility that matures
in 2030. There are no financial covenants
in the new facility. See note 23 for
additional information. In September
2025 the Group issued a €850m bond.
There are two bond maturities in the
period under consideration, £350m in
August 2026 and €500m in May 2027.
No new funding is assumed in the
period under review.
Under the Base Case and Severe
Downside Case there is significant
liquidity available to absorb multiple
additional risks and uncertainties. Under
the Combined Scenario there is a lower
level of liquidity, however, the Directors
also reviewed a number of actions that
could be taken, if required, to reduce
discretionary spend, creating substantial
additional liquidity.
The Directors reviewed a reverse
stress test scenario to determine what
other events could create a scenario
which would exhaust the liquidity in
the Combined Scenario. The Directors
concluded that it was very unlikely
that a single risk or combination of
the risks considered could create
the sustained impact required.
Having reviewed these scenarios, the
Directors have a reasonable expectation
that the Group has sufficient resources
to continue operating until at least
30 June 2027. Accordingly, they continue
to adopt the going concern basis in
preparing the financial statements.

Presentational currency	Presentational currency
The Consolidated Financial Statements
are presented in millions of US dollars
reflecting the profile of the Group’s
revenue and operating profit which are
primarily generated in US dollars or
US dollar-linked currencies.
In the Consolidated Financial Statements,
equity share capital, the capital
redemption reserve and shares held
by employee share trusts are translated
into US dollars at the relevant rate of
exchange on the last day of the period;
the resultant exchange differences are
recorded in other reserves.
The functional currency of the Company
is sterling.
Critical accounting policies and the use of judgements, estimates and assumptions	Critical accounting policies and
the use of judgements, estimates
and assumptions
In determining and applying the Group’s
accounting policies, management are
required to make judgements, estimates
and assumptions. An accounting policy
is considered to be critical if its selection
or application could materially affect the
reported amounts of assets and liabilities
at the date of the Consolidated Financial
Statements, or the reported amounts
of revenues and expenses during the
reporting period, or could do so within
the next financial year.
Judgements
System Fund
The Group operates a System Fund
(the ‘Fund’) to collect and administer
cash assessments from hotel owners
for specified purposes of use including
marketing, reservations, certain
hotel services and the Group’s loyalty
programme, IHG One Rewards.
Assessments are generally levied as
a percentage of hotel revenues but
may also be volume-based or fixed
monthly fees.
The Fund is not managed to generate
a surplus or deficit for IHG over the
longer term, but is managed for
the benefit of the IHG System with
the objective of driving revenues
for the hotels in the System.
In relation to marketing and reservation
services, the Group’s performance
obligation under IFRS 15 ‘Revenue
from Contracts with Customers’
is determined to be the continuous
performance of the services rather
than the spending of the assessments
received. Accordingly, assessment fees
are recognised as hotel revenues occur,
Fund expenses are charged to the Group
income statement as incurred and no
constructive obligation is deemed to exist
under IAS 37 ‘Provisions, Contingent
Liabilities and Contingent Assets’.
Accordingly, no liability is recognised
relating to the balance of unspent funds.
No other critical judgements have
been made in applying the Group’s
accounting policies.
Estimates
Management consider that significant
estimates and assumptions are
used as described below. Estimates
and assumptions are evaluated
by management using historical
experience and other factors believed
to be reasonable based on current
circumstances.
Loyalty programme
The loyalty programme, IHG One
Rewards, enables members to earn
points during each qualifying stay at
an IHG branded hotel and through
other partnerships and programmes.
Members are able to consume those
points at a later date for free or reduced
accommodation or other benefits.
Points revenue includes hotel
assessments, revenue from third-party
partners and proceeds from points
purchased directly by members.
The Group recognises deferred
revenue in an amount that reflects IHG’s
unsatisfied performance obligations,
valued at the stand-alone selling price
of the future benefit to the member.
The amount of revenue recognised
and deferred is impacted by
‘breakage’ (points that will never be
consumed). On an annual basis the
Group engages an external actuary
who uses statistical formulae to
assist in the estimate of breakage.
Significant estimation uncertainty
exists in projecting members’ future
consumption activity. If future member
behaviour deviates significantly from
expectations, breakage estimates
could increase or decrease.
At 31 December 2025, deferred revenue
relating to the loyalty programme
was $1,727m (2024: $1,653m, 2023:
$1,529m). Based on the conditions
existing at the balance sheet date, a
one percentage point decrease/increase
in the breakage estimate relating to
earned points would increase/reduce
the deferred revenue liability by $100m
and would correspondingly impact the
value of System Fund and reimbursable
revenues recognised.

Basis of consolidation	Basis of consolidation
The Consolidated Financial Statements
comprise the financial statements of the
Parent Company and entities controlled
by the Group. Control exists when the
Group has:
–power over an investee (i.e., existing
rights that give it the current ability
to direct the relevant activities of
the investee);
–exposure, or rights, to variable
returns from its involvement with
the investee; and
–the ability to use its power over
the investee to affect its returns.
All intra-group balances and transactions
are eliminated on consolidation.
The assets, liabilities and results of those
businesses acquired or disposed of are
consolidated for the period during which
they were under the Group’s control.

Foreign currencies	Foreign currencies
Within the Group’s subsidiaries,
transactions in foreign currencies are
translated to the subsidiary’s functional
currency at the exchange rates ruling
on the dates of the transactions.
Monetary assets and liabilities
denominated in foreign currencies
are retranslated to the subsidiary’s
functional currency at the relevant rates
of exchange ruling on the last day of
the period. On consolidation:
–The assets and liabilities of foreign
operations of the Group’s subsidiaries
with a functional currency other
than US dollars are translated into
US dollars at the relevant rates of
exchange ruling on the last day of the
period. The revenues and expenses
of foreign operations are translated
into US dollars at average rates
of exchange for each month of the
reporting period. The Group treats
specific intercompany loan balances,
which are not intended to be repaid
in the foreseeable future, as part
of its net investment. The exchange
differences arising on retranslation
are taken to the currency translation
reserve; and
–Exchange differences arising from
the translation of instruments that
are designated as a hedge against a
net investment in a foreign operation
are taken to the currency translation
reserve.
On disposal of a foreign operation,
the cumulative amount recognised in
the currency translation reserve relating
to that particular foreign operation is
recycled as part of the gain or loss
on disposal.

Revenue recognition	Revenue recognition
Revenue is recognised at an amount
that reflects the consideration to which
the Group expects to be entitled in
exchange for transferring goods or
services to a customer.
Fee business revenue
Under franchise agreements, the Group’s
performance obligation is to provide a
licence to use IHG’s trademarks and other
intellectual property. Franchise royalty
fees are typically charged as a percentage
of hotel gross rooms revenues and are
treated as variable consideration,
recognised as the underlying hotel
revenues occur.
Under management agreements,
the Group’s performance obligation is
to provide hotel management services
and a licence to use IHG’s trademarks
and other intellectual property. Base and
incentive management fees are typically
charged. Base management fees are
typically a percentage of total hotel
revenues and incentive management
fees are generally based on the hotel’s
profitability or cash flows. Both are
treated as variable consideration. Like
franchise fees, base management fees
are recognised as the underlying hotel
revenues occur. Incentive management
fees are recognised over time when it
is considered highly probable that the
related performance criteria for each
annual period will be met, provided
there is no expectation of a subsequent
reversal of the revenue.
Application and re-licensing fees are
not considered to be distinct from the
franchise performance obligation and
are recognised over the life of the
related agreement.
Under franchise and management
agreements, the Group agrees to
maintain and develop certain aspects
of the technology ecosystem benefitting
hotels, in exchange for a monthly
technology fee based on either gross
rooms revenues or the number of rooms
in the hotel. The technology fee is
charged and recognised over time
as these services are delivered.
Technology fee income is included
in Central revenue.
Technical service fees are received
in relation to design and engineering
support provided prior to the opening
of certain hotel properties. These
services are a distinct performance
obligation and the fees are recognised
as revenue over the pre-opening period
in line with the Group’s assessment of
the stage of completion of the project,
based on the latest expectation of hotel
opening date and its knowledge and
experience of the pattern of work
performed on comparable projects.
The Group has applied the practical
expedient in IFRS 15 not to disclose the
aggregate amount of the transaction
price allocated to performance
obligations that are unsatisfied or
partially unsatisfied as at the end of
the reporting period. This is for all
amounts where the Group has a right
to consideration in an amount that
corresponds directly with the value to the
customer of the Group’s performance
completed to date (including franchise
and management fees).
Contract assets
Amounts paid to hotel owners to
secure management and franchise
agreements (‘key money’) are treated
as consideration payable to a customer.
A contract asset is recorded which is
recognised as a deduction to revenue
over the initial term of the agreement.
In limited cases, loans can be provided
to an owner, in such cases the initial
credit risk will be low. The difference,
if any, between the face and market
value of the loan on inception is
recognised as a contract asset.
In limited cases, the Group may provide
performance guarantees to hotel owners.
The expected value of payments under
performance guarantees reduces
the overall transaction price and is
recognised as a deduction to revenue
over the term of the agreement.
Typically, contract assets are not financial
assets as they represent amounts paid by
the Group at the beginning of a contract,
and so are tested for impairment based
on value in use rather than with reference
to expected credit losses. Contract assets
are reviewed for impairment when events
or changes in circumstances indicate
that the carrying value may not be
recoverable. If carrying values exceed
the recoverable amount, determined
by reference to estimated future cash
flows discounted to their present
value using a pre-tax discount rate,
the contract assets are written down
to the recoverable amount.
Deferred revenue
Deferred revenue is recognised when
payment is received before the related
performance obligation is satisfied.
Revenue is also deferred when key
money is committed and is highly likely
to be paid. The annual revenue deferral
is equal to the reduction to revenue
that would arise if the key money were
paid at inception of the contract. When
payment is made, a net contract asset
is recorded which is amortised over the
remaining initial term of the agreement.
Contract costs
Certain costs incurred to secure
management and franchise agreements,
typically developer commissions, are
capitalised and amortised as an expense
over the initial term of the related
agreement. These costs are presented
as contract costs in the Group statement
of financial position.
Contract costs are reviewed for
impairment when events or changes in
circumstances indicate that the carrying
value may not be recoverable with
reference to the future expected cash
flows from the contract.
Revenue from owned & leased hotels
At its owned & leased hotels, the Group’s
performance obligation is to provide
accommodation and other goods and
services to guests. Revenue includes
rooms revenue and food and beverage
sales, which are recognised when the
rooms are occupied and food and
beverages are sold. Guest deposits
received in advance of hotel stays are
recorded as deferred revenue in the
Group statement of financial position.
They are recognised as revenue along
with any balancing payment from the
guest when the associated stay occurs.
System Fund and
reimbursable revenues
System Fund and other co-brand revenues
The Group operates the Fund to collect
and administer cash assessments from
hotel owners for specified purposes of
use including marketing, reservations,
certain hotel services and IHG One
Rewards. The Fund also benefits from
certain proceeds from the sale of loyalty
points under third-party co-branding
arrangements and the sale of points
directly to members and other third
parties. The Fund is not managed to
generate a surplus or deficit for IHG
over the longer term, but is managed
for the benefit of the IHG System with
the objective of driving revenues for
the hotels in the System.
The growth in the IHG One Rewards
programme means that, although
assessments are received from hotels
up front when a member earns points,
more revenue is deferred each year
than is recognised in the Fund. This
can lead to accounting losses in
the Fund each year as the deferred
revenue balance grows.
Under both franchise and management
agreements, the Group is required
to provide marketing and reservations
services, as well as other centrally
managed programmes. These services
are provided by the Fund and are
funded by assessment fees. Costs are
incurred and allocated to the Fund in
accordance with the principles agreed
with the IHG Owners Association
and ensuring appropriate consistency
of application.
The Group acts as principal in the
provision of most services as the related
expenses primarily comprise payroll and
marketing expenses under contracts
entered into by the Group. Assessment
fees from hotel owners are generally
levied as a percentage of hotel revenues,
but may also be volume-based or fixed
monthly fees, and are recognised at
the point the Group is entitled to
raise the invoice.
Certain travel agency commission
and other revenues within the Fund
are recognised on a net basis, where
it has been determined that IHG is
acting as agent.
In respect of IHG One Rewards, the
performance obligations are to arrange
for the provision of future benefits to
members on consumption of previously
earned reward points and Milestone
Rewards. Points are exchanged for
reward nights at an IHG hotel or other
goods or services provided by third
parties. Milestone Rewards comprise
points or other benefits such as
upgrades and food and beverage
vouchers.
Under its franchise and management
agreements, IHG receives assessment
fees based on total qualifying hotel
revenue from IHG One Rewards
members’ hotel stays.
The Group’s performance obligation
is not satisfied in full until the member
has consumed the relevant benefits.
Accordingly, loyalty assessments are
allocated between points and Milestone
Rewards and deferred in an amount that
reflects the stand-alone selling price of
the future benefit to the member.
From 1 January 2024, as agreed with
the IHG Owners Association, a portion
of revenue relating to the consumption
of certain points sold is reported within
fee business revenue, with the remaining
amount reported within System Fund
and reimbursable revenues. Revenue
relating to points earned at hotels
continues to be reported within System
Fund and reimbursable revenues.
Revenue is impacted by a ‘breakage’
estimate of the benefits that will never
be consumed. On an annual basis,
the Group engages an external actuary
who uses statistical formulae to assist
in formulating this estimate, which is
adjusted to reflect actual experience
up to the reporting date.
As materially all of the awards will be
either consumed at IHG managed or
franchised hotels owned by third parties,
or exchanged for awards provided by
third parties, IHG is deemed to be acting
as agent on consumption and therefore
recognises the related revenue net
of the cost of reimbursing the hotel or
third party that is providing the benefit.
Performance obligations under the
Group’s co-brand credit card
agreements comprise:
a)Arranging for the provision of
future benefits to members who
have earned points or free night
certificates;
b)Providing the co-brand partners
with access to our loyalty
programme and customer base,
and rights to use our brands; and
c)Marketing services.
Revenue from a) is reported within
System Fund and reimbursable revenues
and revenue from b) is reported within
fee business revenue. Revenue from c) is
recognised in either fee business revenue
or System Fund and reimbursable
revenues depending on the nature of
marketing services performed.
Fees from these agreements comprise
fixed amounts normally payable at the
beginning of the contract, and variable
amounts paid on a monthly basis.
Variable amounts are typically based
on the number of points and free night
certificates issued to members and
the marketing services performed
by the Group. Total fees are allocated
to the performance obligations based
on their estimated stand-alone selling
prices. Revenue allocated to marketing
and licensing obligations is recognised
on a monthly basis as the obligations
are satisfied. Revenue relating to points
and free night certificates is recognised
when the member has consumed the
points or certificates at a participating
hotel or has selected a reward from a
third party, net of the cost of reimbursing
the hotel or third party that is providing
the benefit.
Judgement is required in estimating
the stand-alone selling prices which
are based upon generally accepted
valuation methodologies regarding
the value of the licence provided and
the number of points and certificates
expected to be issued. However,
the value of revenue recognised and
the deferred revenue balance at the
end of the year is not materially sensitive
to changes in these assumptions.
Reimbursable revenues
In a managed property, the Group typically
acts as employer of the general manager
and, in some cases, other employees at
the hotel and is entitled to reimbursement
of these costs. The performance
obligation is satisfied over time as the
employees perform their duties, consistent
with when reimbursement is received.
Reimbursements for these services are
shown as revenue with an equal matching
employee cost, with no profit impact.
Certain other costs relating to both
managed and franchised hotels are also
contractually reimbursable to IHG and,
where IHG is deemed to be acting as
principal in the provision of the related
services, the revenue and cost are
shown on a gross basis.

Segmental information	Segmental information
The Group has four reportable segments
reflecting its geographical regions
(Americas, EMEAA, Greater China)
and its Central functions.
Central functions include technology,
sales and marketing, finance, human
resources, corporate services and
insurance results. Central revenue arises
principally from technology fee income
and ancillary revenues including co-
brand licensing fees and, from 2024,
a portion of revenue from the
consumption of certain IHG One
Rewards points.
No operating segments are aggregated
to form these reportable segments.
Management monitors the operating
results of these reportable segments for
the purpose of making decisions about
resource allocation and performance
assessment. Each of the geographical
regions is led by its own Chief Executive
Officer who reports to the Group Chief
Executive Officer.
The System Fund is not managed to
generate a profit or loss for IHG over the
longer term and cost reimbursements
do not impact in-year profit or loss.
System Fund and reimbursable revenues
and results are therefore not regularly
reviewed by the Chief Operating Decision
Maker (‘CODM’) and do not constitute
an operating segment under IFRS 8
‘Operating Segments’.
Segmental performance is evaluated
based on operating profit or loss and is
measured consistently with operating
profit or loss in the Group Financial
Statements, excluding System
Fund, reimbursables and exceptional
items. Group financing activities,
remeasurement of contingent purchase
consideration and income taxes are
managed on a Group basis and are
not allocated to reportable segments.

Financial income and expenses	Financial income and expenses
Financial income and expenses include
income and charges on the Group’s
financial assets and liabilities and related
hedging instruments.
Finance charges relating to bank and
other borrowings, including transaction
costs and any discount or premium
on issue, are recognised in the Group
income statement using the effective
interest rate method.
In the Group statement of cash flows,
interest paid and received is presented
within cash from operating activities,
including any fees and discounts on
issuance or settlement of borrowings.

Exceptional items	Exceptional items
The Group discloses certain financial
information both including and
excluding exceptional items. The
presentation of information excluding
exceptional items allows a better
understanding of the underlying trading
performance and trends of the Group
and provides consistency with the
Group’s internal management reporting.
All exceptional items are subject to
review by the Audit Committee.
Operating exceptional items
Operating exceptional items includes
gains and losses within Operating profit
before System Fund and reimbursable
result that are identified as exceptional by
virtue of their size, nature or incidence.
Examples of operating exceptional
items include, but are not restricted to,
gains and losses on the disposal
of assets, impairment charges and
reversals, the costs of individually
significant legal cases or commercial
disputes and reorganisation costs.
Consideration is given to consistency
of treatment with prior years and
between gains and losses.
Tax exceptional items
Tax exceptional items includes the
tax effects of operating exceptional
items and, where applicable, other tax
items that are identified as exceptional by
virtue of their size, nature or incidence.
Examples include, but are not restricted
to, significant tax items relating to
legislative changes and transactions
with an insignificant impact on pre-tax
profit and loss.

Earnings per share	Earnings per share
Basic earnings per ordinary share
is calculated by dividing the profit for
the year available for IHG equity holders
by the weighted average number of
ordinary shares, excluding investment
in own shares, in issue during the year.
Diluted earnings per ordinary share is
calculated by adjusting basic earnings
per ordinary share to reflect the notional
exercise of the weighted average
number of dilutive ordinary share awards
outstanding during the year. Where
the effect of the notional exercise of
outstanding ordinary share awards is
anti-dilutive, these are excluded from
the diluted earnings per share calculation.

Business combinations and goodwill	Business combinations and goodwill
On the acquisition of a business,
identifiable assets acquired and liabilities
assumed are measured at their fair
value. Contingent liabilities assumed
are measured at fair value unless this
cannot be measured reliably, in which
case they are not recognised but are
disclosed in the same manner as
other contingent liabilities.
The measurement of deferred tax assets
and liabilities arising on acquisition is
as described in the general principles
detailed within the ‘Taxes’ accounting
policy note on page 191 with the
exception that no deferred tax is provided
on taxable temporary differences in
connection with the initial recognition
of goodwill.
The cost of an acquisition is measured
as the aggregate of the fair value of
the consideration transferred.
Goodwill is recorded at cost, being
the difference between the fair value
of the consideration and the fair value
of net assets acquired. Following initial
recognition, goodwill is measured at
cost less any accumulated impairment
losses and is not amortised.
Transaction costs are expensed and are
not included in the cost of acquisition.

Intangible assets	Intangible assets
Brands
Externally acquired brands are initially
recorded at cost if separately acquired
or fair value if acquired as part of
a business combination, provided
the brands are controlled through
contractual or other legal rights, or are
separable from the rest of the business.
Cost includes the fair value of
contingent purchase consideration
at the acquisition date.
The costs of developing internally
generated brands are expensed
as incurred.
Management agreements
Management agreements acquired
as part of a business combination
are initially recognised at the fair
value attributed to those contracts
on acquisition and are subsequently
amortised on a straight-line basis
over the term of the agreements,
including any extension periods at
the Group’s option.
Software
Internally generated software development
costs are capitalised when all of the
following can be demonstrated:
–The ability and intention to complete
the project;
–That the completed software will
generate probable future economic
benefits;
–The availability of adequate technical,
financial and other resources to
complete the project; and
–The ability to measure the expenditure.
Amounts capitalised typically include
internal and third-party labour and
consultancy costs. Costs incurred
before the above criteria are satisfied
in the research phase are expensed.
In addition, configuration and
customisation costs relating to cloud
computing arrangements are expensed.
Following initial recognition, the asset
is carried at cost less any accumulated
amortisation and impairment losses.
Costs are generally amortised over
estimated useful lives of three to five
years on a straight-line basis with the
exception of the Guest Reservation
System, which is amortised over
seven to 10 years (see page 209).

Property, plant and equipment	Property, plant and equipment
Property, plant and equipment are
stated at cost less depreciation and
any accumulated impairment.
Repairs and maintenance costs are
expensed as incurred.
Land is not depreciated. All other
property, plant and equipment are
depreciated to a residual value over
their estimated useful lives, namely:
–Buildings – over a maximum of
50 years; and
–Fixtures, fittings and equipment –
three to 25 years.
All depreciation is charged on a straight-
line basis. Residual value is reassessed
annually.
Where the Group holds land or other
property which it intends to occupy and
provide hotel services, either as owner
or manager, it is classified as property,
plant and equipment.

Leases	Leases
The Group as lessee
On inception of a contract, the Group
assesses whether it contains a lease.
A contract contains a lease when it
conveys the right to control the use of
an identified asset for a period of time
in exchange for consideration. The
right to use the asset and the obligation
under the lease to make payments are
recognised in the Group statement
of financial position as a right-of-use
asset and a lease liability.
Lease contracts may contain both lease
and non-lease components. The Group
allocates payments in the contract to
the lease and non-lease components
based on their relative stand-alone prices
and applies the lease accounting model
only to lease components.
The right-of-use asset recognised at
lease commencement includes the
amount of lease liability recognised,
initial direct costs incurred and lease
payments made at or before the
commencement date, less any lease
incentives received. Right-of-use assets
are depreciated to a residual value over
the shorter of the asset’s estimated
useful life and the lease term. Right-of-
use assets are also adjusted for any
remeasurement of lease liabilities and
are subject to impairment testing.
Residual value is reassessed annually.
A lease liability is recorded when the
leased asset is available for use by
the Group and is initially measured at
the present value of the lease payments
to be made over the lease term. The
lease payments include fixed payments
(including ‘in-substance fixed’ payments)
and variable lease payments that
depend on an index or a rate (initially
measured using the index or rate at
commencement), less any lease
incentives receivable. In calculating the
present value of lease payments, the
Group uses its incremental borrowing
rate at the lease commencement date
if the interest rate implicit in the lease
is not readily determinable.
The Group has certain leases where
rental payments are reduced if
insufficient cash flows are generated
by the hotel. These leases are treated
as fully variable as there is no floor
to the rent reduction.
The lease term includes periods subject
to extension options which the Group
is reasonably certain to exercise and
excludes the effect of early termination
options where the Group is reasonably
certain that it will not exercise the option.
Minimum lease payments include the
cost of a purchase option if the Group
is reasonably certain it will purchase
the underlying asset after the lease term.
After the commencement date, the
amount of lease liabilities is increased
to reflect the accretion of interest and
reduced for lease payments made.
The carrying amount of lease liabilities
is re-measured if there is a modification,
a change in the lease term or a change
in lease payments as a result of a rent
review or change in the relevant index
or rate.
Variable lease payments are payable
under certain of the Group’s hotel leases
and arise where the Group is committed
to making lease payments that are
contingent on the performance of these
hotels. Such lease payments that do
not depend on an index or a rate are
recognised as an expense in the period
over which the event or condition that
triggers the payment occurs.
The Group has opted not to apply the
lease accounting model to intangible
assets, leases of low‑value assets or
leases which have a term of less than
12 months. Costs associated with these
leases are recognised as an expense on
a straight-line basis over the lease term.
Payments and receipts are presented
as follows in the Group statement of
cash flows:
–Short-term lease payments, payments
for leases of low-value assets and
variable lease payments that are not
included in the measurement of the
lease liabilities are presented within
cash flows from operating activities;
–Payments for the interest element
of recognised lease liabilities are
included in interest paid within cash
flows from operating activities; and
–Payments for the principal element
of recognised lease liabilities are
presented within cash flows from
financing activities.
The Group as lessor
Leases, including subleases, for which
the Group is a lessor are classified as
finance or operating leases. Whenever
the terms of the lease transfer
substantially all the risks and rewards
of ownership to the lessee, the lease is
classified as a finance lease. All other
leases are classified as operating leases.
Where a leased property earns rentals
under an operating sublease outside
of the normal course of business, the
Group’s interest in the lease is classified
as an investment property within right-
of-use assets; these are subsequently
measured under the cost model.
When the lease is classified as an
operating lease, rental income arising
is accounted for on a straight-line
basis in the Group income statement.
When the lease is classified as a finance
lease, the Group’s interest in the lease
is derecognised and is replaced by a
finance lease receivable. Any difference
between those amounts is recognised
in the Group income statement. Finance
lease receivables are presented within
other receivables and are initially
measured at the present value of lease
payments receivable under the sublease
plus any initial direct costs. Finance lease
interest is recognised within financial
income in the Group income statement.
Receipts are presented as follows in
the Group statement of cash flows:
–Receipts from operating leases are
presented within cash flows from
operating activities; and
–Receipts of principal from finance
leases are presented within cash
flows from investing activities.

Associates and joint ventures	Associates and joint ventures
An associate is an entity over which
the Group has significant influence.
Significant influence is the power to
participate in the financial and operating
policy decisions of the entity, but is
not in control or joint control over those
policies. A joint venture exists when two
or more parties have joint control over,
and rights to the net assets of, the
venture. Joint control is the contractually
agreed sharing of control which only
exists when decisions about the relevant
activities require the unanimous consent
of the parties sharing control.
In determining the extent of power
or significant influence, consideration
is given to other agreements between
the Group, the investee entity, and
the investing partners. This includes
any related management or franchise
agreements and the existence of
any performance guarantees.
Associates and joint ventures are
accounted for using the equity method
unless the associate or joint venture
is classified as held for sale. Under the
equity method, the Group’s investment
is recorded at cost adjusted by the
Group’s share of post-acquisition profits
and losses, and other movements in the
investee’s reserves, applying consistent
accounting policies. When the Group’s
share of losses exceeds its interest
in an associate or joint venture, the
Group’s carrying amount is reduced
to $nil and recognition of further losses
is discontinued except to the extent
that the Group has incurred legal
or constructive obligations or made
payments on behalf of an associate
or joint venture.
If there is objective evidence that an
associate or joint venture is impaired,
an impairment charge is recognised if
the carrying amount of the investment
exceeds its recoverable amount.
Upon loss of significant influence
over an associate or joint control of a
joint venture, any retained investment
is measured at fair value with any
difference to carrying value recognised
in the Group income statement.

Impairment of non-financial assets	Impairment of non-financial assets
Non-financial assets are tested for
impairment when events or changes
in circumstances indicate that the
carrying value may not be recoverable
and, in the case of goodwill and brands
with indefinite lives, at least annually.
Assets that do not generate
independent cash inflows are allocated
to the cash-generating unit (‘CGU’),
or group of CGUs, to which they belong.
For impairment testing of owned and
leased hotel properties, each hotel is
deemed to be a CGU.
If carrying values exceed their
estimated recoverable amount, the
assets or CGUs are written down to
the recoverable amount. Recoverable
amount is the greater of fair value less
costs of disposal and value in use. Value
in use is assessed based on estimated
future cash flows, including the effect
of inflation, discounted to their present
value using a pre-tax nominal discount
rate that reflects current market
assessments of the time value of money
and the risks specific to the asset.
With the exception of goodwill, an
assessment is made at each reporting
date to determine whether there is an
indication that previously recognised
impairment losses no longer exist or have
decreased. A previously recognised
impairment loss is reversed only if
there has been a significant change
in the assumptions used to determine
the asset’s recoverable amount since
the impairment loss was recognised.
The reversal is limited so that the
carrying amount of the asset does
not exceed its recoverable amount,
nor exceed the carrying amount that
would have been determined, net of
depreciation or amortisation, had no
impairment loss been recognised
for the asset in prior years.
Impairment losses, and any subsequent
reversals, are recognised in the Group
income statement.

Financial assets	Financial assets
On initial recognition, the Group classifies
its financial assets as being subsequently
measured at amortised cost, fair value
through other comprehensive income
(‘FVOCI’) or fair value through profit
or loss (‘FVTPL’).
Financial assets which are held to collect
contractual cash flows and give rise to
cash flows that are solely payments of
principal and interest are subsequently
measured at amortised cost. Interest
on these assets is calculated using
the effective interest rate method and
is recognised in the Group income
statement as financial income.
The Group recognises a provision for
expected credit losses for financial
assets held at amortised cost. With the
exception of trade receivables, where
there has not been a significant increase
in credit risk since initial recognition,
provision is made for defaults that
are possible within the next 12 months.
Where there has been a significant
increase in credit risk since initial
recognition, for example trade deposits
and loans where the borrower is in
financial difficulty or has not met
repayments as they fall due, provision
is made for credit losses expected
over the remaining life of the asset.
The Group has elected to irrevocably
designate equity investments as FVOCI
as they mainly comprise strategic
investments in entities that own hotels
which the Group manages. Changes in
their value are recognised within gains
or losses on equity instruments classified
as FVOCI in the Group statement of
comprehensive income and are never
recycled to the Group income statement.
On disposal, any related balance within
the fair value reserve is reclassified to
retained earnings. Dividends from equity
investments classified as FVOCI are
recognised in the Group income
statement as other operating income
when the dividend has been declared,
when receipt of the funds is probable
and when the dividend is not a return
of invested capital. Equity instruments
classified as FVOCI are not subject to
an impairment assessment.
Financial assets not meeting the
above criteria are measured at FVTPL.
These include money market funds,
investments which do not meet the
definition of equity and other financial
assets which do not meet the criteria
to be measured at amortised cost
or FVOCI.

Trade receivables	Trade receivables
A trade receivable is recorded when
the Group has an unconditional right to
receive payment. In respect of franchise
fees, base and incentive management
fees, technology fees and revenues
from owned & leased hotels, the invoice
is typically issued as the related
performance obligations are satisfied,
as described on pages 184 and 185.
Trade receivables typically do not bear
interest and are generally on payment
terms of up to 30 days.
Trade receivables are initially recognised
at fair value and subsequently measured
at amortised cost. A provision
for impairment is made for lifetime
expected credit losses. The Group has
established a provision matrix that is based
on its historical credit loss experience
by region and number of days past due.
Where the historical experience is not
relevant to defined owner groups, for
example those in financial distress, lifetime
expected credit losses are calculated by
reference to recent credit loss experience
for that specific population.
Trade receivables are written off
once determined to be uncollectable.

Cash and cash equivalents	Cash and cash equivalents
Cash comprises cash on hand
and demand deposits.
Cash and cash equivalents comprise
short-term deposits, money market
funds and repurchase agreements
that are readily convertible to a known
amount of cash and are subject to an
insignificant risk of changes in value.
They generally have an original maturity
of three months or less.
Cash and cash equivalents may include
amounts which are subject to regulatory
or other contractual restrictions and
are not available for general use by
the Group.
Cash balances are classified as other
financial assets when the Group is not
able to freely access the funds
because they are subject to a specific
charge or other restrictions.

Money market funds	Money market funds Money market funds are held at FVTPL, with distributions recognised in financial income.
Bank and other borrowings	Bank and other borrowings
Bank and other borrowings are initially
recognised at the fair value of the
consideration received less directly
attributable transaction costs. They
are subsequently measured at
amortised cost.
Borrowings are classified as non-current
when there is a right, that has substance,
at the reporting date to defer settlement
for at least 12 months after the
reporting date.

Contingent and deferred purchase consideration	Contingent and deferred
purchase consideration
Trade and other payables includes
contingent and deferred purchase
consideration relating to business
combinations and brand asset
acquisitions.
Contingent purchase consideration
is measured at fair value on the date
of acquisition. Contingent purchase
consideration relating to business
combinations and brand asset acquisitions
are subsequently remeasured at fair
value and amortised cost, respectively.
Remeasurement gain and losses are
recognised on the face of the Group
income statement below operating profit.
Deferred purchase consideration is
subsequently measured at amortised
cost and the effect of unwinding the
discount is recorded in financial expenses.
Payments of contingent and deferred
purchase consideration reduce
the respective liabilities. In respect
of contingent purchase consideration,
the portion of each payment relating
to its original estimate of fair value on
acquisition is reported within cash flow
from investing activities in the Group
statement of cash flows and the portion
of each payment relating to the increase
or decrease in the liability since the
acquisition date is reported within
cash flows from operating activities.
In respect of deferred purchase
consideration, the cash paid in excess
of the initial fair value is reported within
cash flow from operating activities,
and the remainder is reported within
cash flows from investing activities.

Derivative financial instruments and hedging	Derivative financial instruments
and hedging
Derivatives are initially recognised
and subsequently measured at fair value.
The subsequent accounting treatment
depends on whether the derivative is
designated as a hedging instrument and,
if so, the nature of the item being hedged.
Changes in the fair value of derivatives
which have either not been designated
as hedging instruments or relate to
the ineffective portion of hedges are
recognised immediately in the Group
income statement.
Documentation outlining the measurement
and effectiveness of any hedging
arrangement is maintained throughout
the life of the hedge relationship.
Interest arising from currency derivatives
and interest rate swaps is recorded in
either financial income or expenses over
the term of the agreement, unless the
accounting treatment for the hedging
relationship requires the interest to
be taken to reserves.
Within the Group statement of cash
flows, interest paid includes interest
paid on the Group’s bonds and the
related derivative financial instruments.
Cash flow hedges
Financial instruments are designated
as cash flow hedges when they hedge
exposure to variability in cash flows
that are attributable to either a highly
probable forecast transaction or
a particular risk associated with a
recognised asset or liability.
Changes in the fair value are recorded
in other comprehensive income
and cash flow hedge reserves to the
extent that the hedges are effective.
When the hedged item is recognised,
the cumulative gains and losses on
the related hedging instrument are
reclassified to the Group income
statement, within financial expenses.
Net investment hedges
Financial instruments are designated
as net investment hedges when they
hedge the Group’s net investment
in foreign operations.
Changes in the fair value are recorded
in other comprehensive income and
the currency translation reserve to the
extent that the hedges are effective.
The cumulative gains and losses remain
in equity until the relevant foreign
operation is disposed, at which point
they are reclassified to the Group
income statement as part of the
gain or loss on disposal.

Financial guarantee contracts	Financial guarantee contracts
In limited cases, the Group may guarantee
part of mortgage loans made to facilitate
third-party ownership of hotels under IHG
management or franchise arrangements.
The Group has elected to apply the
requirements of IFRS 9 ‘Financial
Instruments’ to these arrangements.
Financial guarantee contracts are initially
recognised at fair value and subsequently
measured at the higher of the amount
calculated under the Group’s expected
credit loss model and any amount initially
recognised less cumulative amounts
recognised in accordance with the
Group’s revenue recognition policy.
The carrying value of financial guarantee
liabilities is immaterial for all periods
presented.

Fair value measurement	Fair value measurement
The Group measures each of the
following at fair value on a recurring
basis:
–Financial assets and liabilities
measured at FVTPL;
–Financial assets measured at
FVOCI; and
–Derivative financial instruments.
Other assets are measured at fair value
when impaired or re-measured on
classification as held for sale by reference
to fair value less costs of disposal.
Fair value is the price that would be
received to sell an asset or paid to transfer
a liability in an orderly transaction
between market participants. Fair value
is measured by reference to the principal
market for the asset or liability assuming
that market participants act in their
economic best interests.
The fair value of a non-financial asset
assumes the asset is used in its highest
and best use, either through continuing
ownership or by selling it.
The Group uses valuation techniques
that maximise the use of relevant
observable inputs using the following
valuation hierarchy:
Level 1: Quoted (unadjusted) prices
in active markets for identical
assets or liabilities.
Level 2: Other techniques for which all
inputs which have a significant
effect on the recorded fair value
are observable, either directly
or indirectly.
Level 3:Techniques which use inputs
which have a significant effect
on the recorded fair value that
are not based on observable
market data.
For assets and liabilities measured at
fair value on a recurring basis, the Group
determines whether transfers have
occurred between levels in the hierarchy
by reassessing categorisation (based on
the lowest level input that is significant
to the fair value measurement as a whole)
at the end of each reporting period.
Further disclosures on the particular
valuation techniques used by the Group
are provided in note 24.
Where significant assets, such as property,
are valued by reference to fair value less
costs of disposal, an external valuation will
normally be obtained using professional
valuers who have appropriate market
knowledge, reputation and independence.

Offsetting of financial assets and financial liabilities	Offsetting of financial assets
and financial liabilities
Financial assets and financial liabilities
are offset and the net amount is
reported in the Group statement of
financial position if there is a currently
enforceable legal right to offset the
recognised amounts and there is an
intention to settle on a net basis or to
realise the assets and settle the liabilities
simultaneously. To meet these criteria,
the right of set-off must not be contingent
on a future event and must be legally
enforceable in all of the following
circumstances: the normal course of
business; the event of default; and the
event of insolvency or bankruptcy of
the Group and all of the counterparties.

Taxes	Taxes
Current tax
Current income tax assets and liabilities
for the current and prior periods are
measured at the amount expected to
be recovered from, or paid to, the tax
authorities. The tax rates and tax laws
used to compute the amount are those
that are enacted or substantively enacted
at the end of the reporting period.
The calculation of the Group’s current
tax charge involves consideration of
applicable tax laws and regulations in
many jurisdictions throughout the world.
From time to time, the Group is subject
to tax audits and uncertainties in these
jurisdictions. The issues involved can be
complex and audits may take a number
of years to conclude. Where the
interpretation of local tax law is not clear,
management relies on judgement and
accounting estimates to ensure all
uncertain tax positions are adequately
provided for in the Group Financial
Statements, in accordance with IFRIC 23
‘Uncertainty over Income Tax Treatments’,
representing the Group’s view of the
most likely outcome or, where multiple
issues are considered likely to be settled
together, the probability weighted
amounts of the range of possible
outcomes.
This may involve consideration of
some or all of the following factors:
–strength of technical argument,
impact of case law and clarity
of legislation;
–professional advice;
–experience of interactions, and
precedents set, with the particular
taxing authority; and
–agreements previously reached in
other jurisdictions on comparable
issues.
Deferred tax
Deferred tax assets and liabilities arise
and are generally recognised in respect
of temporary differences between the
tax base and carrying value of assets
and liabilities.
Deferred tax is calculated at the tax
rates that are expected to apply in the
periods in which the asset is released
or the liability will be settled, based
on tax rates and laws enacted or
substantively enacted at the end
of the reporting period.
Judgement is used when assessing
the extent to which deferred tax assets,
particularly in respect of tax losses,
should be recognised. Deferred tax
assets are only recognised to the extent
that it is regarded as probable that there
will be sufficient and suitable taxable
profits or deferred tax liabilities in the
relevant legal entity or tax group against
which such assets can be utilised in
the future. For this purpose, forecasts
of future profits are considered by
assessing estimated future cash flows,
consistent with those disclosed on
page 183 within ‘Going concern’.
Tax assumptions are overlaid to
these profit forecasts to estimate
the future taxable profits.
Deferred tax is not provided on
temporary differences arising on
investments in subsidiaries where the
Group is able to control the timing of
the reversal and it is probable that the
temporary difference will not reverse
in the foreseeable future.
Where deferred tax assets and liabilities
arise in the same entity, or group of
entities, and there would be a legal right
to offset the assets and liabilities were
they to reverse, the assets and liabilities
are also offset in the Group statement
of financial position.
The Group has applied the exception to
recognising and disclosing information
about deferred tax assets and liabilities
related to Pillar Two income taxes.

Retirement benefits	Retirement benefits
Defined contribution plans
Payments to defined contribution plans
are charged to the Group income
statement as they fall due.
Defined benefit plans
Plan assets are measured at fair value
and plan liabilities are measured on an
actuarial basis using the projected unit
credit method, discounted at an interest
rate equivalent to the current rate of
return on a high-quality corporate bond
of equivalent currency and term to the
plan liabilities. The difference between
the value of plan assets and liabilities at
the period-end date is the amount of
surplus or deficit recorded in the Group
statement of financial position as an
asset or liability. An asset is recognised
when the employer has an unconditional
right to use the surplus at some point
during the life of the plan or on its
wind-up.
The service cost of providing pension
benefits to employees, together with
the net interest expense or income
for the year, is charged to the Group
income statement within administrative
expenses. Net interest is calculated
by applying the discount rate to the
net defined benefit asset or liability,
after any asset restriction.
Remeasurements comprise actuarial
gains and losses, the return on plan
assets and changes in the amount of
any asset restrictions. Actuarial gains
and losses may result from differences
between the actuarial assumptions
underlying the plan liabilities and actual
experience during the year or changes
in the actuarial assumptions used
in the valuation of the plan liabilities.
Remeasurement gains and losses,
and taxation thereon, are recognised
in other comprehensive income and
are not reclassified to profit or loss
in subsequent periods.
Actuarial valuations are carried out
on a regular basis and are updated for
material transactions and other material
changes in circumstances (including
changes in market prices and interest
rates) up to the end of the reporting
period.

Deferred compensation plan	Deferred compensation plan
The Group operates a deferred
compensation plan in the US which
allows certain employees to make
additional provision for retirement
through the deferral of salary with
matching company contributions within
a dedicated trust. The related assets
and liabilities are recognised in the
Group statement of financial position.
The Group’s obligation to employees
under the plan is limited to the fair value
of assets held by the plan and so the
assets and liabilities are valued at the
same amount, with no net impact
on profit or loss.

Share-based payments	Share-based payments
The cost of equity-settled share-based
payment transactions with employees
is measured by reference to fair value at
the date at which the right to the shares
is granted. Fair value is determined
by an external valuer using option
pricing models.
The cost of equity-settled share-based
payment transactions is recognised,
together with a corresponding increase
in equity, over the period in which any
performance or service conditions are
fulfilled, ending on the date on which
the relevant employees become fully
entitled to the award (vesting date).
The Group income statement charge
represents the movement in cumulative
expense recognised at the beginning
and end of that year. No expense is
recognised for awards that do not
ultimately vest, except for awards where
vesting is conditional upon a market or
non-vesting condition, which are treated
as vesting irrespective of whether or
not the market or non-vesting condition
is satisfied, provided that all other
performance and/or service conditions
are satisfied.

Provisions	Provisions
Provisions are recognised when
the Group has a present obligation as
a result of a past event, it is probable that
a payment will be made and a reliable
estimate of the amount payable can
be made. If the effect of the time value
of money is material, the provision
is discounted using a current pre-tax
discount rate that reflects the risks
specific to the liability.
Commercial litigation and disputes
A provision is made when management
consider it probable that payment may
occur and the amount can be reliably
estimated even though the defence of
the related claim may still be ongoing
through the court or arbitration process.
Self-insurance reserves
The Group holds insurance policies with
third-party insurers against certain risks
relating to its corporate operations and
owned and leased properties. Certain risks
are reinsured through the Group’s captive
insurance company (the ‘Captive’),
SCH Insurance Company. This reduces
the cost of insurance to the Group.
For both the Group’s self-insurance
provisions and its external insurance
obligations, in addition to the Captive
obtaining regulatory approval, each line
of insurance is subject to review and
approval by the Insurance Executive
Sub-Committee. The level of retained
risk and expected loss is reviewed
annually to balance the level of risk
against external risk transfer costs.
Insurance reserves are held principally
in the Captive. They are established
using independent actuarial
assessments, which reflect current
expectations of the future economic
outlook, or are based on past claims
experience provided by third parties.
Amounts utilised are principally paid
to third-party insurers or dedicated
claims handlers for subsequent
settlement with the claimant.

Insurance	Insurance
The Group’s insurance reserves relating
to managed hotels are included in the
Group statement of financial position as
insurance liabilities. Insurance liabilities
include both claims which are incurred
but not reported (‘IBNR’) and those
reported but not yet settled. Reserves
are established using IFRS 17’s premium
allocation approach, as all policies have
a duration of 12 months or less, and
incorporate independent actuarial
assessments which reflect current
expectations of the future economic
outlook and past claims experience.
The Group assesses other arrangements
with guarantees and similar features
to determine whether an insurance
contract exists. No material contracts
have been identified to date.
Insurance revenue and insurance
expenses are presented separately
within the Group income statement.
Insurance revenue comprises
reinsurance premiums which are
recognised over the period of coverage;
insurance expenses comprise the cost
of claims and associated expenses.
The effect of discounting is immaterial.
In order to protect certain third-party
insurers against the solvency risk of
the Captive, the Group obtains stand-by
letters of credit (‘SBLCs’) from various
banks with a total value of $75m
(2024: $84m). Other Group companies
indemnify the banks against losses
under these SBLCs, however this
represents a secondary guarantee
of the Group’s obligations which are
already recorded on the statement of
financial position, either as insurance
liabilities under IFRS 17 or as self-
insurance provisions. No additional
liability is therefore recorded in
respect of these indemnities.

Disposal of non-current assets	Disposal of non-current assets
The Group recognises sales proceeds
and any related gain or loss on disposal
on completion of the sales process.
In determining whether the gain or
loss should be recorded, the Group
considers whether it:
–has a continuing managerial
involvement to the degree
associated with asset ownership;
–has transferred the significant risks
and rewards associated with asset
ownership; and
–can reliably measure and will
actually receive the proceeds.

Equity share capital and reserves	Equity share capital and reserves
Equity share capital
Equity share capital includes the total
net proceeds (both nominal value
and share premium) on issue of the
Company’s equity share capital. Share
premium represents the amount of
proceeds received for shares in excess
of their nominal value.
Capital redemption reserve
The capital redemption reserve
maintains the nominal value of the
equity share capital of the Company
when shares are repurchased
and cancelled.
Shares held by employee share trusts
Shares held by employee share trusts
comprise ordinary shares held by
employee share trusts.
Other reserves
Other reserves comprise the merger
and revaluation reserves previously
recognised under UK GAAP, together
with the reserve arising as a consequence
of the Group’s capital reorganisation in
June 2005. The revaluation reserve relates
to the previous revaluations of property,
plant and equipment which were
included at deemed cost on adoption
of IFRS. Following the change in
presentational currency to US dollars
in 2008, this reserve also includes
exchange differences arising on
retranslation to period-end exchange
rates of equity share capital, the capital
redemption reserve and shares held
by employee share trusts.
Fair value reserve
The fair value reserve comprises
movements in the value of financial
assets measured at fair value through
other comprehensive income.
Cash flow hedge reserves
The cash flow hedge reserves comprise:
–Cash flow hedge reserve: the
effective portion of the cumulative
net change in the fair value of hedging
instruments used in cash flow hedges
pending subsequent recognition
in profit or loss; and
–Cost of hedging reserve: the gain
or loss which is excluded from
the designated hedging instrument
relating to the foreign currency
basis spread of currency swaps.
Currency translation reserve
The currency translation reserve
comprises the movement in exchange
differences arising from the translation
of foreign operations and exchange
differences on foreign currency
borrowings and derivative financial
instruments that provide an effective
hedge against net investments in
foreign operations. On adoption of IFRS,
cumulative exchange differences were
deemed to be $nil.
Non-controlling interest
A non-controlling interest is equity in a
subsidiary of the Group not attributable,
directly or indirectly, to the Group.

Climate change	Climate change
There are no climate-related estimates
and assumptions that have a material
impact on asset values in the Group
Financial Statements. In particular,
the following have been considered:
–In the case of goodwill and brands,
the carrying value is recovered in
less than five years under the Base
Case forecasts and is not susceptible
to medium-term risks.
–In the case of the InterContinental
Boston, for which the lease expires
in 2105, the last impairment test
performed indicated sufficient
headroom above the asset value
before the asset would be impaired.
–In the case of other hotel assets
(within property, plant and equipment,
right-of-use assets, associates or
other financial assets) the remaining
economic lives, whether they are
sensitive to the impact of transitional
risks or are susceptible to physical
risks.
–In the case of contract assets, the
term of the management agreement
and the significant headroom of fee
income over the asset carrying value.
–In the case of trade deposits and
loans, the short-term repayment
period of these assets.
–In the case of insurance liabilities and
self-insurance provisions, the lines of
insurance written by the Captive and
procured externally, the terms of
those policies and coverage from
third-party insurers.
–The period of coverage of performance
guarantees and owner loan guarantees,
together with caps on the Group’s
exposure.
Additionally, increasing operating costs
over the medium term, for example
energy, are not expected to have a
material impact on any of the
Group’s assets.
While there is currently no material
medium-term impact expected from
climate change, the risks attached
to climate change continue to evolve
and these will continue to be assessed
against the Group’s judgements
and estimates.

New accounting standards and other changes	New accounting standards
and other changes
Adoption of new accounting standards
From 1 January 2025, the Group has
applied the following amendments:
–IAS 21 – Lack of Exchangeability
The amendment has not had a material
impact on the Group’s reported financial
performance or position.

New standards issued but not yet effective	New standards issued but not
yet effective
From 1 January 2026, the Group
will apply the amendments to:
–IFRS 7 and 9 – Amendments to the
Classification and Measurement
of Financial Instruments;
–IFRS 7 and 9 – Contracts Referencing
Nature-dependent Electricity; and
–Amendments arising from the IASB’s
Annual Improvements Volume 11.
From 1 January 2027, the Group will
apply the amendment to:
–IAS 21 – Translation to a
Hyperinflationary Presentation
Currency.
There is no anticipated material
impact from these amendments
on the Group’s reported financial
performance or position.
IFRS 18 Presentation and Disclosure
in Financial Statements
The Group will adopt IFRS 18 with
effect from 1 January 2027. This will
replace IAS 1 ‘Presentation of Financial
Statements’. IFRS 18 will require entities
to classify all income and expenses
within the income statement into
the following categories: operating,
investing, financing, tax and
discontinued operations and will
introduce two new defined subtotals
within the Group income statement,
operating profit and profit before
financing and income taxes. Operating
profit, as defined by IFRS 18, will differ
from operating profit as reported
in these financial statements. The
primary differences are expected to
be the inclusion of foreign exchange
gains and losses and exclusion of the
Group’s share of profit and losses of
associates and joint ventures from IFRS
18’s operating profit. The Group’s share
of profit and losses of associates and
joint ventures will form part of IFRS 18’s
investing category.
IFRS 18 will require restatement
of comparative periods. There will be
no change to the Group’s reported
profit for the year ended 31 December
2025 or net liabilities as that date when
reported, in 2027, after adoption of
IFRS 18.
IFRS 18 introduces additional disclosures
within the notes to the Group financial
statements for management-defined
performance measures (subtotals of
income and expense that communicate
management’s view of the performance
of the Group as a whole). Disclosures
relating to Non-GAAP measures that
meet IFRS 18’s management-defined
performance measures definition,
primarily adjusted profit and interest
measures, will be included within the
financial statements in 2027.
The new standard introduces new
principles around aggregation and
disaggregation of information within
the financial statements. Related
amendments to IAS 7 ‘Statement of
Cash Flows’ will require the Group
statement of cash flows to reconcile
operating profit or loss to operating
cash flows and will change the Group’s
classification of cash flows from
dividends and interest.
The Group has completed its initial
impact assessment, highlighting the
key impacts of the standard as set out
above. This work will continue in 2026.

Other changes	Other changes
Foreign exchange gains and losses,
which are primarily related to the
Group’s internal funding structure, have
been presented on a separate line of
the Group income statement to provide
greater clarity over a significant balance.
The 2024 and 2023 amounts were
previously presented within ‘Financial
expenses’. Note 7 has been revised to
exclude foreign exchange gains and
losses in the comparative periods.
Where applicable to other notes, foreign
exchange gains and losses and net
financial expenses are now presented
separately in all periods, with no change
in totals.